Profit and loss information	6 Months Ended
Jun. 30, 2026
Receivables from contracts with customers [abstract]
Profit and loss information	Profit and loss informationRevenue from contracts with customers
Disaggregation of revenue from contracts with customers.
The Group derives revenue from the sale and transfer of goods and services over time and at a point in time under the following major business activities:

			June 30 2026	June 30 2025
	Recognition	Operating segment	US$'000	US$'000
Sale of goods	At a point in time	Precision Medicine	388,210	305,765
Sale of goods	At a point in time	Manufacturing Solutions	83,606	76,807
Royalty income	At a point in time	Precision Medicine	423	55
Provision of services	At a point in time	Manufacturing Solutions	-	15
Provision of services	Over time	Manufacturing Solutions	5,111	3,708
Research and development services	Over time	Precision Medicine	-	15
Research and development services	Over time	Therapeutics	-	3,994
Total revenue from continuing operations			477,350	390,359
   Employment costs

	June 30 2026	June 30 2025
	US$'000	US$'000
Salaries and wages	117,683	94,813
Sales commissions	4,914	3,235
Share-based payment charge	12,129	11,585
Non-Executive Directors’ fees	416	386
	135,142	110,019
Salaries and wages of $1,098,000 (2025: $916,000) are included within cost of sales in the interim consolidated statement of comprehensive income.
Depreciation and amortization

	June 30 2026	June 30 2025
	US$'000	US$'000
Amortization of intangible assets	4,204	4,620
Depreciation	6,951	4,965
	11,155	9,585
     Other income

	June 30 2026	June 30 2025
	US$'000	US$'000
Other income from collaboration agreements	(40,000)	-
	(40,000)	-
Regeneron Pharmaceuticals, Inc.
Overview
In April 2026, Telix entered into a research and development collaboration agreement with Regeneron Pharmaceuticals,
Inc. (“Regeneron”) to jointly develop and commercialize next generation radiopharmaceutical therapeutic candidates and radio-diagnostics to support patient selection and treatment response assessment. The collaboration leverages
Regeneron’s capabilities in antibody discovery and development and Telix’s radiopharmaceutical platform, development expertise and manufacturing capabilities.
The parties will conduct research and development activities pursuant to jointly agreed research and development plans and budgets, overseen through joint governance committees. The collaboration is structured for four initial therapeutic programs, with Regeneron having the option to expand to include four additional programs. Each party is responsible for activities aligned to its respective technical expertise.
The parties will share agreed research and development costs equally, with each party responsible for funding the activities it performs and reimbursing the other party for its share of agreed costs. Telix and Regeneron will also share equally in the global commercialization costs and potential profits, with Telix retaining the option to co-promote certain potential products. If Telix elects to opt out of the co-funding model for a particular program, it would be entitled to receive development and commercial milestones, plus low double-digit royalties on future net sales, for that program.
Treatment of initial consideration
The Group has determined that the arrangement is that of a collaboration whereby Regeneron and Telix are active participants in the activities of the collaboration and exposed to significant risks and rewards dependent on the commercial success of the activities. As such, Regeneron is not determined to be a customer to which Telix transferred control of goods or services. The $40,000,000 initial consideration received from Regeneron has been recognized as other income to reflect the contribution of Telix’s background intellectual property into the collaboration at inception of the arrangement.
Treatment of subsequent expenditure through the collaboration
All future spending under the collaboration will be shared equally between Regeneron and Telix. Any reimbursements of research costs from Regeneron to Telix will be recognized on a net basis in research expense. Further Telix’s obligation to fund its portion of the collaboration’s expenditure will be recognized within research expense.Finance costs

	June 30 2026	June 30 2025
	US$'000	US$'000
Unwind of discount	14,533	12,410
Interest expense on lease liabilities	1,783	1,054
Convertible bond interest expense	5,334	4,911
(Gain) on repurchase of convertible bond	(2,935)	-
Interest expense	303	231
Bank fees	370	236
Finance costs	19,388	18,842
The Group recognized a gain of $2,935,000 on repurchase of the Existing Bonds being the difference between the carrying amount of the financial liability that has been extinguished and the consideration paid. Refer to note 6.1 for further details.